Description of Business and Basis of Presentation - Schedule of Subsidiaries Company (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
J-Long Group Limited (the “Company”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Jul. 25, 2022
Percentage of effective ownership	Parent	Parent
Place of incorporation	Cayman Islands
Principal activities	Investment holdings
Stratum Star Limited (“Stratum Star”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Aug. 24, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Percentage of effective ownership	100.00%	100.00%
Alpine Eagle Limited (“Alpine Eagle”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Aug. 24, 2022
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Percentage of effective ownership	100.00%	100.00%
J-Long Limited (“JLHK”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Dec. 13, 1985
Place of incorporation	Hong Kong
Principal activities	Provision of apparel solution services
Percentage of effective ownership	100.00%	100.00%
Sun Choice Enterprises Limited (“Sun Choice”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Nov. 10, 2017
Place of incorporation	Hong Kong
Principal activities	Inactive
Percentage of effective ownership	100.00%	100.00%
J-Long Trims Vietnam Co., LTD(“JLVN”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	May 27, 2024
Place of incorporation	Vietnam
Principal activities	Provision of apparel solution services
Percentage of effective ownership	51.00%